Fair Value Measurements (Details) - Schedule of fair value of assets measured on recurring basis - Fair Value, Recurring [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of fair value of assets measured on recurring basis [Line Items]
Amortized Cost, Total investments	$ 201,841,000	$ 218,289,000
Gross Unrealized Loss, Total investments		16
Gross Unrealized Loss, Total investments	(929,000)	(87,000)
Aggregate Fair Value, Total investments	200,912,000	218,218,000
Amortized Cost, Total assets measured at fair value on a recurring basis	620,026,000	657,777,000
Total assets measured at fair value on a recurring basis		16
Gross Unrealized Loss, Total assets measured at fair value on a recurring basis	(932,000)	(87,000)
Aggregate Fair Value, Total assets measured at fair value on a recurring basis	619,094,000	657,706,000	$ 204,898,000
Amortized Cost, Total cash and cash equivalents	418,185,000	439,488,000
Gross Unrealized Loss, Total cash and cash equivalents	(3,000)
Aggregate Fair Value, Total cash and cash equivalents	418,182,000	439,488,000
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of fair value of assets measured on recurring basis [Line Items]
Amortized Cost, Cash	76,006,000	114,533,000
Aggregate Fair Value, Cash	76,006,000	114,533,000
Amortized Cost, Money market funds	328,933,000	324,955,000	23,568,000
Aggregate Fair Value, Money market funds	328,933,000	324,955,000	23,568,000
Amortized Cost, Total investments		114,533,000	138,977,000
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of fair value of assets measured on recurring basis [Line Items]
Amortized Cost, Commercial paper	13,246,000
Gross Unrealized Loss, Commercial paper	(3,000)
Aggregate Fair Value, Commercial paper	13,243,000
Fair Value, Inputs, Level 1 [Member] | Commercial paper [Member]
Fair Value Measurements (Details) - Schedule of fair value of assets measured on recurring basis [Line Items]
Amortized Cost, Commercial paper	122,813,000	177,852,000
Gross Unrealized Gain, Commercial paper		16
Gross Unrealized Loss, Commercial paper	(364,000)	(57,000)
Aggregate Fair Value, Commercial paper	122,449,000	177,811,000
Fair Value, Inputs, Level 1 [Member] | U.S. Treasuries [Member]
Fair Value Measurements (Details) - Schedule of fair value of assets measured on recurring basis [Line Items]
Amortized Cost, U.S. Treasuries	60,612,000	12,021,000
Gross Unrealized Loss, U.S. Treasuries	(430,000)	(9,000)
Aggregate Fair Value, U.S. Treasuries	60,182,000	12,012,000
Fair Value, Inputs, Level 1 [Member] | Asset-backed securities [Member]
Fair Value Measurements (Details) - Schedule of fair value of assets measured on recurring basis [Line Items]
Amortized Cost, Asset-backed securities	4,011,000	12,084,000
Gross Unrealized Loss, Asset-backed securities	(11,000)	(8,000)
Aggregate Fair Value, Asset-backed securities	4,000,000	12,076,000
Fair Value, Inputs, Level 1 [Member] | Corporate bonds [Member]
Fair Value Measurements (Details) - Schedule of fair value of assets measured on recurring basis [Line Items]
Amortized Cost, Corporate bonds	9,405,000	16,332,000	$ 6,093,000
Gross Unrealized Loss, Corporate bonds	(72,000)	(13,000)
Aggregate Fair Value, Corporate bonds	9,333,000	$ 16,319,000
Fair Value, Inputs, Level 1 [Member] | Agency bonds [Member]
Fair Value Measurements (Details) - Schedule of fair value of assets measured on recurring basis [Line Items]
Amortized Cost, Agency bonds	5,000,000
Gross Unrealized Loss, Agency bonds	(52,000)
Aggregate Fair Value, Agency bonds	$ 4,948,000